Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of financial instruments impacted by IBOR reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2021	$m	$m	$m	$m
Non-derivative financial assets
Loans and advances to customers	70,932	18,307	370	8,259
Other financial assets	5,131	1,098	—	2
Total non-derivative financial assets[2]	76,063	19,405	370	8,261

Non-derivative financial liabilities
Financial liabilities designated at fair value	20,219	4,019	1,399	1
Debt securities in issue	5,255	—	—	—
Other financial liabilities	2,998	78	—	—
Total non-derivative financial liabilities	28,472	4,097	1,399	1

Derivative notional contract amount
Foreign exchange	137,188	5,157	31,470	9,652
Interest rate	2,318,613	284,898	72,229	133,667
Others	—	—	—	—
Total derivative notional contract amount	2,455,801	290,055	103,699	143,319

At 31 Dec 2020
Non-derivative financial assets
Loans and advances to customers	85,378	43,681	371	10,751
Other financial assets	8,770	2,906	—	12
Total non-derivative financial assets[2]	94,148	46,587	371	10,763

Non-derivative financial liabilities
Financial liabilities designated at fair value	24,350	6,219	1,548	128
Debt securities in issue	5,840	—	—	416
Other financial liabilities	3,412	964	—	5
Total non-derivative financial liabilities	33,602	7,183	1,548	549

Derivative notional contract amount
Foreign exchange	196,774	6,374	28,411	22,762
Interest rate	2,848,552	1,190,491	479,789	492,197
Others	11	—	—	—
Total derivative notional contract amount	3,045,337	1,196,865	508,200	514,959
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX and Sibor).
2    Gross carrying amount excluding allowances for expected credit losses.

Disclosure of macroeconomic variables and probabilities	The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 2022–2026
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2022: Annual average growth rate	5.0	4.0	3.1	5.3	4.1	3.9	4.4	2.9
2023: Annual average growth rate	2.1	2.4	2.9	5.4	2.8	2.1	3.4	2.3
2024: Annual average growth rate	1.9	2.1	2.6	5.1	2.0	1.6	3.0	2.2
5-year average	2.5	2.5	2.7	5.1	2.5	2.1	3.2	2.3
Unemployment rate
2022: Annual average rate	4.5	4.2	4.1	3.8	6.3	8.0	3.1	4.0
2023: Annual average rate	4.3	3.8	3.6	3.7	5.9	7.7	3.0	3.9
2024: Annual average rate	4.2	3.8	3.5	3.8	5.8	7.6	2.9	3.8
5-year average	4.3	3.8	3.6	3.8	5.9	7.7	3.0	3.8
House price growth
2022: Annual average growth rate	5.5	10.3	3.4	0.3	6.4	4.9	4.9	5.8
2023: Annual average growth rate	3.3	5.4	2.4	4.7	2.8	4.6	—	5.0
2024: Annual average growth rate	3.3	3.7	2.0	4.9	2.1	4.0	2.1	4.4
5-year average	3.5	5.4	2.6	3.5	3.3	3.9	2.7	4.7
Short-term interest rate
2022: Annual average rate	1.0	0.5	0.5	3.1	1.1	(0.5)	1.1	7.2
2023: Annual average rate	1.3	1.1	1.1	3.2	2.0	(0.3)	1.7	8.1
2024: Annual average rate	1.2	1.5	1.6	3.4	2.2	(0.1)	2.2	8.0
5-year average	1.2	1.3	1.4	3.4	1.9	(0.2)	2.0	7.9
Probability	60	75	70	80	75	60	70	65
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario best outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	9.9	(1Q22)	7.3	(3Q22)	10.3	(4Q22)	11.8	(4Q22)	9.1	(3Q22)	7.0	(2Q22)	10.8	(1Q22)	7.6	(3Q22)
Unemployment rate	3.0	(4Q23)	2.7	(2Q23)	2.7	(4Q23)	3.5	(1Q23)	5.0	(2Q23)	6.6	(4Q23)	2.3	(4Q23)	3.3	(3Q22)
House price growth	7.4	(2Q23)	14.8	(1Q22)	11.9	(4Q22)	8.2	(4Q22)	16.0	(4Q22)	6.8	(2Q22)	14.4	(2Q22)	9.6	(1Q23)
Short-term interest rate	0.7	(1Q22)	0.4	(1Q22)	0.6	(1Q22)	3.2	(1Q22)	0.9	(1Q22)	(0.5)	(1Q22)	0.9	(1Q22)	8.7	(1Q22)
Probability	10		5		5		5		10		10		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario worst outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(0.5)	(3Q23)	0.0	(4Q22)	(1.0)	(4Q22)	2.3	(4Q22)	(0.5)	(4Q22)	0.5	(4Q23)	(2.0)	(4Q22)	(0.7)	(4Q22)
Unemployment rate	5.6	(4Q22)	5.6	(3Q22)	5.6	(2Q22)	4.0	(2Q22)	7.3	(3Q22)	9.1	(3Q22)	4.3	(3Q22)	4.8	(3Q22)
House price growth	(4.2)	(1Q23)	3.0	(4Q23)	(7.9)	(4Q22)	(3.7)	(2Q22)	(2.3)	(4Q22)	2.0	(4Q22)	(6.6)	(1Q23)	2.5	(1Q23)
Short-term interest rate	0.2	(4Q23)	0.3	(1Q22)	0.4	(1Q22)	2.9	(1Q22)	0.5	(3Q23)	(0.5)	(1Q22)	0.6	(4Q23)	4.6	(1Q22)
Probability	15		10		20		10		10		15		20		20
Note: Extreme point in the consensus Downside is 'worst outcome' in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario worst outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(4.6)	(4Q22)	(4.6)	(4Q22)	(8.2)	(4Q22)	(4.8)	(4Q22)	(13.9)	(4Q22)	(4.6)	(4Q22)	(12.5)	(4Q22)	(8.5)	(4Q22)
Unemployment rate	7.5	(2Q23)	10.6	(4Q23)	6.1	(4Q22)	5.4	(4Q23)	11.5	(2Q23)	10.0	(4Q23)	4.7	(2Q22)	5.9	(2Q23)
House price growth	(14.2)	(2Q23)	(6.2)	(4Q22)	(17.7)	(4Q22)	(24.8)	(4Q22)	(23.8)	(1Q23)	(6.0)	(2Q23)	(16.2)	(4Q22)	1.0	(2Q23)
Short-term interest rate	1.6	(2Q22)	1.3	(2Q22)	1.3	(2Q22)	4.0	(2Q22)	0.5	(3Q23)	0.4	(2Q22)	1.5	(2Q22)	9.6	(2Q22)
Probability	15		10		5		5		5		15		5		10
Note: Extreme point in the Downside 2 is 'worst outcome' in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Gross carrying amount[2]	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 Dec 2021	$m	$m	$m	$m	$m	$m
UK	483,273	920	727	590	944	1,985
US	227,817	227	204	155	317	391
Hong Kong	434,608	767	652	476	984	1,869
Mainland China	120,627	149	113	36	216	806
Canada	85,117	151	98	61	150	1,121
Mexico	23,054	118	80	61	123	358
UAE	44,767	158	122	73	214	711
France	163,845	133	121	106	162	187

By geography at 31 Dec 2020
UK	430,555	2,077	1,514	1,026	2,271	3,869
US	201,263	369	314	219	472	723
Hong Kong	452,983	474	388	211	672	1,363
Mainland China	118,163	116	93	28	252	1,158
Canada	85,720	183	140	82	253	528
Mexico	25,920	246	222	177	285	437
UAE	44,777	250	241	190	330	536
France	164,899	117	109	97	131	238
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 198.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
ECL of loans and advances to customers at 31 December 2021	$m	$m	$m	$m	$m	$m
UK
Mortgages	155,084	191	182	175	197	231
Credit cards	8,084	439	381	330	456	987
Other	7,902	369	298	254	388	830
Mexico
Mortgages	4,972	123	116	106	130	164
Credit cards	1,167	141	134	122	150	176
Other	2,935	366	360	350	374	401
Hong Kong
Mortgages	96,697	—	—	—	—	—
Credit cards	7,644	218	206	154	231	359
Other	5,628	109	101	88	128	180
UAE
Mortgages	1,982	45	44	42	46	57
Credit cards	429	43	41	29	54	82
Other	615	19	18	13	21	25
France
Mortgages	23,159	63	62	62	63	64
Other	1,602	61	61	60	61	63
US
Mortgages	15,379	28	27	26	29	41
Credit cards	446	80	76	70	83	118
Canada
Mortgages	26,097	28	27	26	29	48
Credit cards	279	9	9	9	10	13
Other	1,598	19	18	17	19	27

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Additional Downside scenario
ECL of loans and advances to customers at 31 December 2020	$m	$m	$m	$m	$m	$m
UK
Mortgages	146,478	197	182	172	205	221
Credit cards	7,869	857	774	589	904	1,084
Other	9,164	897	795	471	1,022	1,165
Mexico
Mortgages	3,896	111	101	79	136	167
Credit cards	1,113	260	255	243	269	290
Other	2,549	436	428	411	451	491
Hong Kong
Mortgages	89,943	—	—	—	—	—
Credit cards	7,422	266	259	247	277	405
Other	6,020	112	105	102	115	130
UAE
Mortgages	1,889	66	63	53	73	78
Credit cards	426	92	81	62	107	126
Other	683	38	37	33	41	46
France
Mortgages	24,565	68	68	68	69	70
Other	1,725	88	87	85	88	91
US
Mortgages	15,399	41	39	38	41	53
Credit cards	570	86	84	81	88	119
Canada
Mortgages	22,454	31	30	29	31	36
Credit cards	260	9	9	8	9	9
Other	1,775	22	21	20	24	28
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Based upon the sensitivity tables presented above, if the Group ECL balance was estimated solely on the basis of the Central scenario, Downside scenario or the Downside 2 scenario at 31 December 2021, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 31 December 2021	$bn	$bn
Reported ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.6)
100% Consensus Upside scenario	(0.5)	(1.2)
100% Consensus Downside scenario	0.2	0.6
100% Downside 2 scenario	2.0	5.5

	Retail[1]	Wholesale
Total Group ECL at 31 December 2020	$bn	$bn
Reported ECL	4.5	4.5
Scenarios
100% Consensus Central scenario	(0.3)	(0.9)
100% Consensus Upside scenario	(1.0)	(2.0)
100% Consensus Downside scenario	0.3	1.0
100% Downside 2 scenario	1.3	5.9
1    On the same basis as retail and wholesale sensitivity analysis.

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2021
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	119,224	115,350	2,193	1,681	(3,119)	(2,732)	(194)	(193)	2.6	2.4	8.8	11.5
– personal	16,439	14,124	1,387	928	(1,219)	(884)	(160)	(175)	7.4	6.3	11.5	18.9
– corporate and commercial	98,911	97,388	806	717	(1,874)	(1,822)	(34)	(18)	1.9	1.9	4.2	2.5
– non-bank financial institutions	3,874	3,838	—	36	(26)	(26)	—	—	0.7	0.7	—	—
Loans and advances to banks at amortised cost	1,517	1,517	—	—	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	4,988	4,935	22	31	(54)	(47)	(4)	(3)	1.1	1.0	18.2	9.7
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Stage 2 days past due analysis at 31 December 2020
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	163,185	159,367	2,052	1,766	(4,965)	(4,358)	(275)	(332)	3.0	2.7	13.4	18.8
– personal	25,064	22,250	1,554	1,260	(2,402)	(1,895)	(227)	(280)	9.6	8.5	14.6	22.2
– corporate and commercial	126,287	125,301	489	497	(2,444)	(2,344)	(48)	(52)	1.9	1.9	9.8	10.5
– non-bank financial institutions	11,834	11,816	9	9	(119)	(119)	—	—	1.0	1.0	—	—
Loans and advances to banks at amortised cost	2,004	2,004	—	—	(9)	(9)	—	—	0.4	0.4	—	—
Other financial assets measured at amortised cost	3,975	3,963	3	9	(44)	(44)	—	—	1.1	1.1	—	—
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.The table includes adjustments in relation to data and model limitations, including those driven by late-breaking events and sector-specific risks and as a result of the regular process of model development and implementation.

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)		(0.1)	(0.1)
Corporate lending adjustments		1.3	1.3
Retail lending probability of default adjustments			—
Retail model default timing adjustments			—
Macroeconomic-related adjustments			—
Pandemic-related economic recovery adjustments	0.2		0.2
Other retail lending adjustments	0.3		0.3
Total	0.5	1.2	1.7
.

Management judgemental adjustments to ECL at 31 December 2020[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)		(0.7)	(0.7)
Corporate lending adjustments		0.5	0.5
Retail lending probability of default adjustments	(0.8)		(0.8)
Retail model default timing adjustment	1.9		1.9
Macroeconomic-related adjustments	0.1		0.1
Pandemic-related economic recovery adjustments			—
Other retail lending adjustments	0.3		0.3
Total	1.5	(0.2)	1.3
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Distribution of financial instruments by credit quality at 31 December 2021
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– personal	388,903	52,080	30,492	1,920	4,942	478,337	(3,103)	475,234
– corporate and commercial	124,819	158,938	188,858	27,194	13,730	513,539	(8,204)	505,335
– non-bank financial institutions	30,973	19,308	14,389	290	395	65,355	(110)	65,245
Loans and advances to banks held at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
Cash and balances at central banks	400,176	1,675	1,171	—	—	403,022	(4)	403,018
Items in the course of collection from other banks	4,122	10	4	—	—	4,136	—	4,136
Hong Kong Government certificates of indebtedness	42,578	—	—	—	—	42,578	—	42,578
Reverse repurchase agreements – non-trading	175,576	46,412	18,881	779	—	241,648	—	241,648
Financial investments	84,477	11,442	1,401	1	43	97,364	(62)	97,302
Prepayments, accrued income and other assets	67,097	12,109	11,685	408	304	91,603	(127)	91,476
– endorsements and acceptances	1,742	5,240	4,038	199	26	11,245	(17)	11,228
– accrued income and other	65,355	6,869	7,647	209	278	80,358	(110)	80,248
Debt instruments measured at fair value through other comprehensive income[1]	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
Out-of-scope for IFRS 9
Trading assets	101,879	16,254	20,283	678	134	139,228	—	139,228
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,438	723	4,455	150	—	11,766	—	11,766
Derivatives	146,748	42,717	6,691	719	7	196,882	—	196,882
Total gross carrying amount on balance sheet	1,966,925	378,003	315,007	34,344	19,601	2,713,880	(11,723)	2,702,157
Percentage of total credit quality	72.5%	13.9%	11.6%	1.3%	0.7%	100%
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
In-scope: Irrevocable loan commitments and financial guarantees	406,376	141,199	97,724	9,133	1,000	655,432	(441)	654,991
Loan and other credit-related commitments	62,701	65,031	56,446	3,327	332	187,837	—	187,837
Performance and other guarantees	31,510	32,193	19,265	2,027	539	85,534	(179)	85,355
Out-of-scope: Revocable loan commitments and non-financial guarantees	94,211	97,224	75,711	5,354	871	273,371	(179)	273,192
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2020 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– personal	357,821	53,892	38,520	4,965	5,611	460,809	(4,731)	456,078
– corporate and commercial	120,971	158,601	203,560	30,718	13,238	527,088	(9,494)	517,594
– non-bank financial institutions	27,439	20,827	14,504	1,287	523	64,580	(265)	64,315
Loans and advances to banks held at amortised cost	71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
Cash and balances at central banks	302,028	1,388	1,070	—	—	304,486	(5)	304,481
Items in the course of collection from other banks	4,079	9	6	—	—	4,094	—	4,094
Hong Kong Government certificates of indebtedness	40,420	—	—	—	—	40,420	—	40,420
Reverse repurchase agreements – non-trading	177,457	40,461	12,398	312	—	230,628	—	230,628
Financial investments	77,361	9,781	1,537	1	39	88,719	(80)	88,639
Prepayments, accrued income and other assets	81,886	10,129	11,570	298	178	104,061	(90)	103,971
– endorsements and acceptances	1,458	4,355	4,245	229	20	10,307	(30)	10,277
– accrued income and other	80,428	5,774	7,325	69	158	93,754	(60)	93,694
Debt instruments measured at fair value through other comprehensive income[1]	367,685	12,678	10,409	825	306	391,903	(141)	391,762
Out-of-scope for IFRS 9
Trading assets	117,972	14,694	20,809	829	43	154,347	—	154,347
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,440	2,378	1,827	109	—	10,754	—	10,754
Derivatives	243,005	54,581	8,709	1,359	72	307,726	—	307,726
Total gross carrying amount on balance sheet	1,995,882	384,915	328,487	41,979	20,010	2,771,273	(14,848)	2,756,425
Percentage of total credit quality	72.0%	13.9%	11.9%	1.5%	0.7%	100%
Loan and other credit-related commitments	400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
Financial guarantees	6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
In-scope: Irrevocable loan commitments and financial guarantees	407,267	162,533	96,101	10,915	1,351	678,167	(859)	677,308
Loan and other credit-related commitments	59,392	62,664	59,666	2,837	430	184,989	—	184,989
Performance and other guarantees	26,082	27,909	21,256	2,112	755	78,114	(226)	77,888
Out-of-scope: Revocable loan commitments and non-financial guarantees	85,474	90,573	80,922	4,949	1,185	263,103	(226)	262,877
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– stage 1	537,642	206,645	169,809	4,840	—	918,936	(1,367)	917,569
– stage 2	7,053	23,681	63,930	24,560	—	119,224	(3,119)	116,105
– stage 3	—	—	—	—	18,797	18,797	(6,867)	11,930
– POCI	—	—	—	4	270	274	(64)	210
Loans and advances to banks at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
– stage 1	72,903	3,935	4,788	10	—	81,636	(14)	81,622
– stage 2	75	102	232	1,108	—	1,517	(3)	1,514
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	774,026	71,648	33,142	1,188	347	880,351	(193)	880,158
– stage 1	773,427	70,508	30,997	84	—	875,016	(91)	874,925
– stage 2	599	1,140	2,145	1,104	—	4,988	(54)	4,934
– stage 3	—	—	—	—	304	304	(42)	262
– POCI	—	—	—	—	43	43	(6)	37
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
– stage 1	387,434	129,455	76,043	1,541	—	594,473	(165)	594,308
– stage 2	2,431	6,842	16,515	6,601	—	32,389	(174)	32,215
– stage 3	—	—	—	—	775	775	(40)	735
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
– stage 1	16,351	4,469	3,929	183	—	24,932	(11)	24,921
– stage 2	160	433	1,237	808	—	2,638	(30)	2,608
– stage 3	—	—	—	—	225	225	(21)	204
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	1,798,075	447,210	369,625	40,843	20,414	2,676,167	(12,068)	2,664,099
Debt instruments at FVOCI[1]
– stage 1	319,557	12,196	11,354	—	—	343,107	(67)	343,040
– stage 2	604	102	323	1,087	—	2,116	(22)	2,094
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	46	46	(7)	39
At 31 Dec 2021	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
(Audited)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– stage 1	499,836	199,138	165,507	5,439	—	869,920	(1,974)	867,946
– stage 2	6,395	34,182	91,077	31,531	—	163,185	(4,965)	158,220
– stage 3	—	—	—	—	19,095	19,095	(7,439)	11,656
– POCI	—	—	—	—	277	277	(112)	165
Loans and advances to banks at amortised cost	71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
– stage 1	71,126	5,098	3,357	73	—	79,654	(33)	79,621
– stage 2	192	398	211	1,203	—	2,004	(9)	1,995
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	683,231	61,768	26,581	611	217	772,408	(175)	772,233
– stage 1	682,412	61,218	24,532	54	—	768,216	(80)	768,136
– stage 2	819	550	2,049	557	—	3,975	(44)	3,931
– stage 3	—	—	—	—	177	177	(42)	135
– POCI	—	—	—	—	40	40	(9)	31
Loan and other credit-related commitments	400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
– stage 1	396,028	143,600	63,592	1,265	—	604,485	(290)	604,195
– stage 2	4,883	13,739	27,192	8,403	—	54,217	(365)	53,852
– stage 3	—	—	—	—	1,080	1,080	(78)	1,002
– POCI	—	—	—	—	1	1	(1)	—
Financial guarantees	6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
– stage 1	6,286	4,431	3,163	210	—	14,090	(37)	14,053
– stage 2	70	763	2,154	1,037	—	4,024	(62)	3,962
– stage 3	—	—	—	—	269	269	(26)	243
– POCI	—	—	—	—	1	1	—	1
At 31 Dec 2020	1,668,047	463,117	382,834	49,772	20,940	2,584,710	(15,566)	2,569,144
Debt instruments at FVOCI[1]
– stage 1	367,542	12,585	10,066	—	—	390,193	(88)	390,105
– stage 2	143	93	343	825	—	1,404	(20)	1,384
– stage 3	—	—	—	—	257	257	(23)	234
– POCI	—	—	—	—	49	49	(10)	39
At 31 Dec 2020	367,685	12,678	10,409	825	306	391,903	(141)	391,762
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2021		At 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,057,231	(11,417)	1,052,477	(14,490)
– personal	478,337	(3,103)	460,809	(4,731)
– corporate and commercial	513,539	(8,204)	527,088	(9,494)
– non-bank financial institutions	65,355	(110)	64,580	(265)
Loans and advances to banks at amortised cost	83,153	(17)	81,658	(42)
Other financial assets measured at amortised cost	880,351	(193)	772,408	(175)
– cash and balances at central banks	403,022	(4)	304,486	(5)
– items in the course of collection from other banks	4,136	—	4,094	—
– Hong Kong Government certificates of indebtedness	42,578	—	40,420	—
– reverse repurchase agreements – non-trading	241,648	—	230,628	—
– financial investments	97,364	(62)	88,719	(80)
– prepayments, accrued income and other assets[2]	91,603	(127)	104,061	(90)
Total gross carrying amount on-balance sheet	2,020,735	(11,627)	1,906,543	(14,707)
Loans and other credit-related commitments	627,637	(379)	659,783	(734)
– personal	239,685	(39)	236,170	(40)
– corporate and commercial	283,625	(325)	299,802	(650)
– financial	104,327	(15)	123,811	(44)
Financial guarantees	27,795	(62)	18,384	(125)
– personal	1,130	—	900	(1)
– corporate and commercial	22,355	(58)	12,946	(114)
– financial	4,310	(4)	4,538	(10)
Total nominal amount off-balance sheet[3]	655,432	(441)	678,167	(859)
	2,676,167	(12,068)	2,584,710	(15,566)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	347,203	(96)	399,717	(141)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 338, includes both financial and non-financial assets. The 31 December 2021 balances include $2,424m gross carrying amounts and $39m allowances for ECL related to assets held for sale due to the exit of domestic mass market retail banking in the US.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2021			2020
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,045,814	(22,838)	1,022,976	1,037,987	(27,221)	1,010,766
– personal	475,234	(4,461)	470,773	456,078	(4,287)	451,791
– corporate and commercial	505,335	(16,824)	488,511	517,594	(21,102)	496,492
– non-bank financial institutions	65,245	(1,553)	63,692	64,315	(1,832)	62,483
Loans and advances to banks at amortised cost	83,136	—	83,136	81,616	—	81,616
Other financial assets held at amortised cost	882,708	(12,231)	870,477	774,116	(14,668)	759,448
– cash and balances at central banks	403,018	—	403,018	304,481	—	304,481
– items in the course of collection from other banks	4,136	—	4,136	4,094	—	4,094
– Hong Kong Government certificates of indebtedness	42,578	—	42,578	40,420	—	40,420
– reverse repurchase agreements – non-trading	241,648	(12,231)	229,417	230,628	(14,668)	215,960
– financial investments	97,302	—	97,302	88,639	—	88,639
– prepayments, accrued income and other assets	94,026	—	94,026	105,854	—	105,854
Derivatives	196,882	(188,284)	8,598	307,726	(293,240)	14,486
Total on-balance sheet exposure to credit risk	2,208,540	(223,353)	1,985,187	2,201,445	(335,129)	1,866,316
Total off-balance sheet	928,183	—	928,183	940,185	—	940,185
– financial and other guarantees	113,088	—	113,088	96,147	—	96,147
– loan and other credit-related commitments	815,095	—	815,095	844,038	—	844,038
At 31 Dec	3,136,723	(223,353)	2,913,370	3,141,630	(335,129)	2,806,501

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2021	2020
	$m	$m
Unamortised balance at 1 Jan	104	73
Deferral on new transactions	311	232
Recognised in the income statement during the year:	(308)	(205)
– amortisation	(177)	(116)
– subsequent to unobservable inputs becoming observable	(4)	(4)
– maturity, termination or offsetting derivative	(127)	(85)
Exchange differences	(1)	4
Other	—	—
Unamortised balance at 31 Dec[1]	106	104
1This amount is yet to be recognised in the consolidated income statement
Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2021
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	918,936	119,224	18,797	274	1,057,231	(1,367)	(3,119)	(6,867)	(64)	(11,417)	0.1	2.6	36.5	23.4	1.1
– personal	456,956	16,439	4,942	—	478,337	(658)	(1,219)	(1,226)	—	(3,103)	0.1	7.4	24.8	—	0.6
– corporate and commercial	400,894	98,911	13,460	274	513,539	(665)	(1,874)	(5,601)	(64)	(8,204)	0.2	1.9	41.6	23.4	1.6
– non-bank financial institutions	61,086	3,874	395	—	65,355	(44)	(26)	(40)	—	(110)	0.1	0.7	10.1	—	0.2
Loans and advances to banks at amortised cost	81,636	1,517	—	—	83,153	(14)	(3)	—	—	(17)	—	0.2	—	—	—
Other financial assets measured at amortised cost	875,016	4,988	304	43	880,351	(91)	(54)	(42)	(6)	(193)	—	1.1	13.8	14.0	—
Loan and other credit-related commitments	594,473	32,389	775	—	627,637	(165)	(174)	(40)	—	(379)	—	0.5	5.2	—	0.1
– personal	237,770	1,747	168	—	239,685	(37)	(2)	—	—	(39)	—	0.1	—	—	—
– corporate and commercial	254,750	28,269	606	—	283,625	(120)	(165)	(40)	—	(325)	—	0.6	6.6	—	0.1
– financial	101,953	2,373	1	—	104,327	(8)	(7)	—	—	(15)	—	0.3	—	—	—
Financial guarantees	24,932	2,638	225	—	27,795	(11)	(30)	(21)	—	(62)	—	1.1	9.3	—	0.2
– personal	1,114	15	1	—	1,130	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	20,025	2,107	223	—	22,355	(10)	(28)	(20)	—	(58)	—	1.3	9.0	—	0.3
– financial	3,793	516	1	—	4,310	(1)	(2)	(1)	—	(4)	—	0.4	100.0	—	0.1
At 31 Dec 2021	2,494,993	160,756	20,101	317	2,676,167	(1,648)	(3,380)	(6,970)	(70)	(12,068)	0.1	2.1	34.7	22.1	0.5
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2020 (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	869,920	163,185	19,095	277	1,052,477	(1,974)	(4,965)	(7,439)	(112)	(14,490)	0.2	3.0	39.0	40.4	1.4
– personal	430,134	25,064	5,611	—	460,809	(827)	(2,402)	(1,502)	—	(4,731)	0.2	9.6	26.8	—	1.0
– corporate and commercial	387,563	126,287	12,961	277	527,088	(1,101)	(2,444)	(5,837)	(112)	(9,494)	0.3	1.9	45.0	40.4	1.8
– non-bank financial institutions	52,223	11,834	523	—	64,580	(46)	(119)	(100)	—	(265)	0.1	1.0	19.1	—	0.4
Loans and advances to banks at amortised cost	79,654	2,004	—	—	81,658	(33)	(9)	—	—	(42)	—	0.4	—	—	0.1
Other financial assets measured at amortised cost	768,216	3,975	177	40	772,408	(80)	(44)	(42)	(9)	(175)	—	1.1	23.7	22.5	—
Loan and other credit-related commitments	604,485	54,217	1,080	1	659,783	(290)	(365)	(78)	(1)	(734)	—	0.7	7.2	100.0	0.1
– personal	234,337	1,681	152	—	236,170	(39)	(1)	—	—	(40)	—	0.1	—	—	—
– corporate and commercial	253,062	45,851	888	1	299,802	(236)	(338)	(75)	(1)	(650)	0.1	0.7	8.4	100.0	0.2
– financial	117,086	6,685	40	—	123,811	(15)	(26)	(3)	—	(44)	—	0.4	7.5	—	—
Financial guarantees	14,090	4,024	269	1	18,384	(37)	(62)	(26)	—	(125)	0.3	1.5	9.7	—	0.7
– personal	872	26	2	—	900	—	(1)	—	—	(1)	—	3.8	—	—	0.1
– corporate and commercial	9,536	3,157	252	1	12,946	(35)	(54)	(25)	—	(114)	0.4	1.7	9.9	—	0.9
– financial	3,682	841	15	—	4,538	(2)	(7)	(1)	—	(10)	0.1	0.8	6.7	—	0.2
At 31 Dec 2020	2,336,365	227,405	20,621	319	2,584,710	(2,414)	(5,445)	(7,585)	(122)	(15,566)	0.1	2.4	36.8	38.2	0.6
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	21,107	(1,792)	(27,863)	2,601	6,756	(809)	—	—	—	—
– transfers from stage 1 to stage 2	(159,633)	527	159,633	(527)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	182,432	(2,279)	(182,432)	2,279	—	—	—	—	—	—
– transfers to stage 3	(2,345)	24	(6,478)	1,010	8,823	(1,034)	—	—	—	—
– transfers from stage 3	653	(64)	1,414	(161)	(2,067)	225	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	1,225	—	(596)	—	(34)	—	—	—	595
New financial assets originated or purchased	444,070	(553)	—	—	—	—	124	—	444,194	(553)
Assets derecognised (including final repayments)	(304,158)	174	(31,393)	489	(2,750)	458	(10)	6	(338,311)	1,127
Changes to risk parameters – further lending/repayment	(61,742)	547	(3,634)	498	(1,268)	576	(108)	12	(66,752)	1,633
Changes to risk parameters – credit quality	—	1,111	—	(1,012)	—	(2,354)	—	28	—	(2,227)
Changes to models used for ECL calculation	—	(17)	—	(33)	—	1	—	—	—	(49)
Assets written off	—	—	—	—	(2,610)	2,605	(7)	7	(2,617)	2,612
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(25,231)	26	(2,918)	45	(479)	157	(4)	1	(28,632)	229
Others[1]	(2,915)	53	(1,882)	85	(151)	16	—	(5)	(4,948)	149
At 31 Dec 2021	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
ECL income statement change for the period		2,487		(654)		(1,353)		46		526
Recoveries										409
Others										(111)
Total ECL income statement change for the period										824
1    Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.

	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,753,395	(11,875)	824
Other financial assets measured at amortised cost	880,351	(193)	(19)
Non-trading reverse purchase agreement commitments	42,421	—	—
Performance and other guarantees not considered for IFRS 9	—	—	75
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,676,167	(12,068)	880
Debt instruments measured at FVOCI	347,203	(96)	48
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,164)	928

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired				Total
	Stage 1		Stage 2		Stage 3		POCI
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
Transfers of financial instruments:	(129,236)	(1,122)	116,783	1,951	12,453	(829)	—	—	—	—
– transfers from stage 1 to stage 2	(298,725)	947	298,725	(947)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	172,894	(2,073)	(172,894)	2,073	—	—	—	—	—	—
– transfers to stage 3	(3,942)	30	(10,320)	986	14,262	(1,016)	—	—	—	—
– transfers from stage 3	537	(26)	1,272	(161)	(1,809)	187	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	907	—	(1,158)	—	(750)	—	—	—	(1,001)
New financial assets originated or purchased	437,836	(653)	—	—	—	—	25	(1)	437,861	(654)
Assets derecognised (including final repayments)	(313,347)	160	(37,409)	464	(3,430)	485	(23)	2	(354,209)	1,111
Changes to risk parameters – further lending/repayment	(83,147)	157	29,092	85	(597)	248	(50)	(2)	(54,702)	488
Changes to risk parameters – credit quality	—	(408)	—	(4,374)	—	(4,378)	—	(39)	—	(9,199)
Changes to models used for ECL calculation	—	134	—	294	—	5	—	—	—	433
Assets written off	—	—	—	—	(2,946)	2,944	(30)	30	(2,976)	2,974
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange	32,808	(47)	9,123	(223)	633	(163)	4	(3)	42,568	(436)
Others	(76)	5	292	(1)	(1)	8	8	(1)	223	11
At 31 Dec 2020	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
ECL income statement change for the period		297		(4,689)		(4,390)		(40)		(8,822)
Recoveries										326
Others										(84)
Total ECL income statement change for the period										(8,580)

	At 31 Dec 2020		12 months ended 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,750,586	(15,391)	(8,580)
Other financial assets measured at amortised cost	772,408	(175)	(95)
Non-trading reverse purchase agreement commitments	61,716	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(94)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,584,710	(15,566)	(8,769)
Debt instruments measured at FVOCI	399,717	(141)	(48)
Total allowance for ECL/total income statement ECL change for the period	n/a	(15,707)	(8,817)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	925,652	(867)	88,169	(1,103)	9,289	(3,906)	345	(99)	1,023,455	(5,975)
Transfers of financial instruments	(113,217)	(493)	103,413	770	9,804	(277)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	476	—	(603)	—	(742)	—	—	—	(869)
Net new and further lending/repayments	10,451	(437)	(2,910)	141	(3,350)	583	(48)	(1)	4,143	286
Changes to risk parameters – credit quality	—	(261)	—	(2,349)	—	(3,120)	—	(39)	—	(5,769)
Changes to models used for ECL calculation	—	137	—	303	—	—	—	—	—	440
Assets written off	—	—	—	—	(1,537)	1,537	(30)	30	(1,567)	1,567
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange and other	18,219	(20)	7,990	(157)	479	(123)	12	(4)	26,700	(304)
At 31 Dec 2020	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
ECL income statement change for the period		(85)		(2,508)		(3,279)		(40)		(5,912)
Recoveries										46
Others										(59)
Total ECL income statement change for the period										(5,925)

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
Transfers of financial instruments	1,822	(1,154)	(4,502)	1,713	2,680	(559)	—	—
Net remeasurement of ECL arising from transfer of stage	—	825	—	(363)	—	(7)	—	455
Net new and further lending/repayments	39,946	148	(2,877)	533	(1,517)	270	35,552	951
Change in risk parameters – credit quality	—	318	—	(778)	—	(1,007)	—	(1,467)
Changes to models used for ECL calculation	—	(2)	—	—	—	1	—	(1)
Assets written off	—	—	—	—	(1,525)	1,520	(1,525)	1,520
Foreign exchange and other[1]	(11,274)	36	(1,190)	79	(289)	59	(12,753)	174
At 31 Dec 2021	695,840	(695)	18,201	(1,221)	5,111	(1,226)	719,152	(3,142)
ECL income statement change for the period		1,289		(608)		(743)		(62)
Recoveries								355
Other								(9)
Total ECL income statement change for the period								284
1 Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	635,961	(597)	17,382	(1,338)	5,046	(1,215)	658,389	(3,150)
Transfers of financial instruments	(16,019)	(629)	13,370	1,181	2,649	(552)	—	—
Net remeasurement of ECL arising from transfer of stage	—	431	—	(555)	—	(8)	—	(132)
Net new and further lending/repayments	30,891	101	(5,407)	408	(677)	150	24,807	659
Change in risk parameters – credit quality	—	(147)	—	(2,025)	—	(1,258)	—	(3,430)
Changes to models used for ECL calculation	—	(3)	—	(9)	—	5	—	(7)
Assets written off	—	—	—	—	(1,409)	1,407	(1,409)	1,407
Foreign exchange and other	14,513	(22)	1,425	(67)	153	(32)	16,091	(121)
At 31 Dec 2020	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
ECL income statement change for the period		382		(2,181)		(1,111)		(2,910)
Recoveries								280
Other								(25)
Total ECL income statement change for the period								(2,655)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
Transfers of financial instruments	19,285	(638)	(23,361)	888	4,076	(250)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	400	—	(233)	—	(27)	—	—	—	140
Net new and further lending/ repayments	38,224	20	(32,150)	454	(2,501)	764	6	18	3,579	1,256
Change in risk parameters – credit quality	—	793	—	(234)	—	(1,347)	—	28	—	(760)
Changes to models used for ECL calculation	—	(15)	—	(33)	—	—	—	—	—	(48)
Assets written off	—	—	—	—	(1,085)	1,085	(7)	7	(1,092)	1,092
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange and other	(16,872)	43	(3,610)	51	(341)	114	(4)	(4)	(20,827)	204
At 31 Dec 2021	881,742	(862)	137,541	(2,105)	14,686	(5,702)	274	(64)	1,034,243	(8,733)
ECL income statement change for the period		1,198		(46)		(610)		46		588
Recoveries										54
Others										(102)
Total ECL income statement change for the period										540

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	50,603	0.1	7,623	0.4	23,864	—
Fully collateralised	71,769	0.1	13,139	0.2	32,951	—
LTV ratio:
– less than 50%	35,984	0.1	4,142	0.2	22,645	—
– 51% to 75%	26,390	0.1	6,460	0.2	8,082	—
– 76% to 90%	5,284	0.2	1,859	0.2	1,181	—
– 91% to 100%	4,111	0.1	678	—	1,043	0.1
Partially collateralised (A):	5,429	0.1	2,018	0.1	714	—
– collateral value on A	2,942		874		447
Total	127,801	0.1	22,780	0.3	57,529	—
Stage 2
Not collateralised	11,729	4.3	1,970	0.9	7,758	5.9
Fully collateralised	12,741	1.1	1,131	2.3	6,385	0.4
LTV ratio:
– less than 50%	5,759	1.0	605	3.1	3,633	0.3
– 51% to 75%	4,804	1.1	471	1.3	2,389	0.5
– 76% to 90%	757	1.5	43	—	269	0.4
– 91% to 100%	1,421	1.5	12	—	94	—
Partially collateralised (B):	1,783	2.7	366	0.3	172	2.9
– collateral value on B	930		223		70
Total	26,253	2.7	3,467	1.3	14,315	3.4
Stage 3
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,176	22.0	346	5.2	290	11.0
LTV ratio:
– less than 50%	645	19.8	36	2.8	284	10.9
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,269	32.0	957	30.2	488	21.1
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	98	—	—	—	98	—
LTV ratio:
– less than 50%	98	—	—	—	98	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—		—		—
Total	98	—	—	—	98	—
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	55,376	0.1	7,205	0.6	29,422	—
Fully collateralised	71,915	0.2	14,053	0.2	33,386	—
LTV ratio:
– less than 50%	36,408	0.1	4,665	0.3	22,361	—
– 51% to 75%	26,081	0.2	7,031	0.2	9,091	—
– 76% to 90%	5,098	0.3	1,932	0.2	1,093	—
– 91% to 100%	4,328	0.3	425	0.5	841	—
Partially collateralised (A):	5,477	0.2	1,463	0.1	769	—
– collateral value on A	3,486		912		594
Total	132,768	0.1	22,721	0.4	63,577	—
Stage 2
Not collateralised	8,710	1.3	3,337	2.2	1,084	0.1
Fully collateralised	18,383	1.0	2,534	1.6	8,719	0.5
LTV ratio:
– less than 50%	8,544	0.8	1,132	1.5	5,359	0.4
– 51% to 75%	8,097	1.1	1,020	2.0	2,955	0.8
– 76% to 90%	849	1.1	350	0.9	319	0.3
– 91% to 100%	893	1.0	32	3.1	86	—
Partially collateralised (B):	1,260	1.0	713	0.8	196	1.0
– collateral value on B	517		246		147
Total	28,353	1.1	6,584	1.8	9,999	0.5
Stage 3
Not collateralised	1,038	45.3	635	50.7	—	—
Fully collateralised	583	11.5	348	9.5	20	5.0
LTV ratio:
– less than 50%	177	13.6	56	5.4	11	—
– 51% to 75%	161	15.5	128	12.5	3	—
– 76% to 90%	149	6.7	139	5.8	—	—
– 91% to 100%	96	8.3	25	24.0	6	16.7
Partially collateralised (C):	474	45.6	195	27.7	—	—
– collateral value on C	331		120		—
Total	2,095	35.9	1,178	34.7	20	5.0
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	1	—	—	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—	—	—	—	—	—
Total	1	—	—	—	—	—
At 31 Dec 2020	163,217	0.8	30,483	2.0	73,596	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	61,279	0.5	9,586	0.5	30,917	0.6
Fully collateralised	83,456	0.2	14,218	0.2	38,817	0.1
Partially collateralised (A):	7,059	0.5	2,379	0.2	886	0.6
– collateral value on A	3,729		1,092		517
Total	151,794	0.3	26,183	0.3	70,620	0.3
Rated CRR/PD8
Not collateralised	1,053	26.5	7	42.9	705	38.6
Fully collateralised	1,054	3.8	52	38.5	519	2.1
LTV ratio:
– less than 50%	503	4.8	41	41.5	378	0.8
– 51% to 75%	447	3.1	8	25.0	137	5.8
– 76% to 90%	60	1.7	1	—	4	—
– 91% to 100%	44	2.3	2	—	—	—
Partially collateralised (B):	153	15.0	5	20.0	—	—
– collateral value on B	143		5		—
Total	2,260	15.1	64	37.5	1,224	23.1
Rated CRR/PD9 to 10
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,274	20.3	346	5.2	388	8.2
LTV ratio:
– less than 50%	743	17.2	36	2.8	382	8.1
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,367	30.6	957	30.2	586	17.6
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Rated CRR/PD1 to 7
Not collateralised	64,046	0.3	10,527	1.1	30,506	—
Fully collateralised	89,664	0.3	16,483	0.4	41,861	0.1
Partially collateralised (A):	6,728	0.4	2,174	0.3	965	0.2
– collateral value on A	3,994		1,157		741
Total	160,438	0.3	29,184	0.6	73,332	—
Rated CRR/PD8
Not collateralised	40	22.5	15	6.7	—	—
Fully collateralised	634	8.2	104	12.5	244	12.7
LTV ratio:
– less than 50%	282	7.1	15	6.7	102	11.8
– 51% to 75%	321	9.0	75	13.3	138	13.0
– 76% to 90%	14	21.4	5	20.0	4	25.0
– 91% to 100%	17	—	9	—	—	—
Partially collateralised (B):	9	11.1	2	50.0	—	—
– collateral value on B	9		1		—
Total	683	9.1	121	12.4	244	12.7
Rated CRR/PD9 to 10
Not collateralised	1,038	45.3	635	50.7	—	—
Fully collateralised	584	11.5	348	9.5	20	5.0
LTV ratio:
– less than 50%	178	13.5	56	5.4	11	—
– 51% to 75%	161	15.5	128	12.5	3	—
– 76% to 90%	149	6.7	139	5.8	—	—
– 91% to 100%	96	8.3	25	24.0	6	16.7
Partially collateralised (C):	474	45.6	195	27.7	—	—
– collateral value on C	331		120		—
Total	2,096	35.9	1,178	34.7	20	5.0
At 31 Dec 2020	163,217	0.8	30,483	2.0	73,596	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	624,935	0.1	112,188	0.2	111,948	—
Fully collateralised	112,905	0.1	22,971	0.2	45,479	0.1
LTV ratio:
– less than 50%	40,636	0.1	6,512	0.2	16,915	—
– 51% to 75%	38,709	0.1	9,431	0.2	16,533	0.1
– 76% to 90%	13,284	0.1	2,556	0.1	4,920	0.1
– 91% to 100%	20,276	0.1	4,472	—	7,111	0.1
Partially collateralised (A):	64,058	0.1	8,665	0.1	20,358	—
– collateral value on A	30,890		4,826		9,322
Total	801,898	0.1	143,824	0.2	177,785	—
Stage 2
Not collateralised	85,394	1.1	18,562	2.0	8,310	1.1
Fully collateralised	32,019	1.1	8,231	1.3	11,503	0.7
LTV ratio:
– less than 50%	10,892	1.2	3,148	1.5	3,378	0.5
– 51% to 75%	14,281	1.1	4,161	1.2	5,202	0.9
– 76% to 90%	2,752	1.2	687	1.5	1,148	0.9
– 91% to 100%	4,094	0.9	235	1.7	1,775	0.2
Partially collateralised (B):	12,484	1.0	1,824	1.9	1,788	0.4
– collateral value on B	6,675		937		785
Total	129,897	1.1	28,617	1.8	21,601	0.8
Stage 3
Not collateralised	8,122	47.3	2,979	21.6	732	74.7
Fully collateralised	2,278	12.7	1,212	3.4	240	2.1
LTV ratio:
– less than 50%	603	20.9	249	4.8	76	—
– 51% to 75%	1,110	5.0	786	1.4	110	3.6
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (C):	2,134	38.7	318	35.5	616	28.9
– collateral value on C	1,200		186		358
Total	12,534	39.6	4,509	17.7	1,588	46.0
POCI
Not collateralised	114	36.0	28	21.4	4	—
Fully collateralised	61	34.4	—	—	57	36.8
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	57	36.8	—	—	57	36.8
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	4	—	—	—	—	—
Partially collateralised (D):	2	100.0	—	—	—	—
– collateral value on D	2		—		—
Total	177	36.2	28	21.4	61	34.4
At 31 Dec 2021	944,506	0.8	176,978	0.9	201,035	0.5

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	617,592	0.2	122,554	0.4	95,061	0.1
Fully collateralised	110,528	0.2	28,232	0.3	40,207	0.1
LTV ratio:
– less than 50%	37,991	0.1	7,367	0.3	14,744	0.1
– 51% to 75%	36,696	0.2	11,891	0.3	13,961	0.2
– 76% to 90%	13,542	0.2	2,624	0.4	6,522	0.1
– 91% to 100%	22,299	0.1	6,350	0.1	4,980	0.1
Partially collateralised (A):	52,892	0.2	6,826	0.5	19,163	0.1
– collateral value on A	25,903		3,524		9,208
Total	781,012	0.2	157,612	0.4	154,431	0.1
Stage 2
Not collateralised	118,959	1.6	37,430	2.6	19,466	0.4
Fully collateralised	37,753	1.3	9,316	2.1	15,044	0.8
LTV ratio:
– less than 50%	11,992	1.3	2,498	1.5	3,920	0.7
– 51% to 75%	16,982	1.6	5,715	2.2	6,657	1.0
– 76% to 90%	3,727	1.2	502	3.2	2,150	0.7
– 91% to 100%	5,052	0.9	601	2.0	2,317	0.3
Partially collateralised (B):	16,829	1.5	3,984	2.7	3,849	0.9
– collateral value on B	9,425		1,714		2,104
Total	173,541	1.5	50,730	2.5	38,359	0.6
Stage 3
Not collateralised	7,852	50.0	2,793	28.5	865	66.0
Fully collateralised	1,939	17.3	585	7.9	342	6.4
LTV ratio:
– less than 50%	637	24.0	151	8.6	83	6.0
– 51% to 75%	526	19.0	182	12.6	128	4.7
– 76% to 90%	294	9.2	211	1.9	49	14.3
– 91% to 100%	482	11.6	41	14.6	82	4.9
Partially collateralised (C):	2,847	35.5	553	23.1	592	26.4
– collateral value on C	1,619		337		322
Total	12,638	41.7	3,931	24.7	1,799	41.6
POCI
Not collateralised	211	39.8	54	63.0	1	—
Fully collateralised	63	41.3	—	—	45	51.1
LTV ratio:
– less than 50%	6	50.0	—	—	—	—
– 51% to 75%	11	9.1	—	—	11	9.1
– 76% to 90%	34	64.7	—	—	34	64.7
– 91% to 100%	12	—	—	—	—	—
Partially collateralised (D):	4	75.0	—	—	—	—
– collateral value on D	4		—		—
Total	278	40.6	54	63.0	46	50.0
At 31 Dec 2020	967,469	1.0	212,327	1.3	194,635	0.6

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	4,790	3.9	1,587	3.1	79	30.4
Fully collateralised	1,653	3.9	259	6.6	32	—
LTV ratio:
– less than 50%	803	3.5	113	6.2	2	—
– 51% to 75%	583	3.8	110	8.2	1	—
– 76% to 90%	116	5.2	23	4.3	29	—
– 91% to 100%	151	5.3	13	—	—	—
Partially collateralised (A):	1,253	3.7	138	8.0	11	—
– collateral value on A	921		40		6
Total	7,696	3.9	1,984	3.9	122	20.5
Rated CRR/PD9 to 10
Not collateralised	8,239	47.1	3,007	21.5	736	74.3
Fully collateralised	2,335	13.3	1,212	3.4	297	9.1
LTV ratio:
– less than 50%	604	20.9	249	4.8	75	—
– 51% to 75%	1,166	6.7	786	1.4	168	14.9
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (B):	2,137	38.7	318	35.5	616	28.9
– collateral value on B	1,203		186		358
Total	12,711	39.5	4,537	17.7	1,649	45.6
At 31 Dec 2021	20,407	26.1	6,521	13.5	1,771	43.8

Rated CRR/PD8
Not collateralised	3,787	7.1	924	8.7	103	25.2
Fully collateralised	1,107	5.2	171	9.4	15	—
LTV ratio:
– less than 50%	269	4.1	29	10.3	1	—
– 51% to 75%	480	6.3	87	6.9	—	—
– 76% to 90%	140	5.0	13	23.1	14	—
– 91% to 100%	218	4.1	42	9.5	—	—
Partially collateralised (A):	493	8.1	174	9.2	27	3.7
– collateral value on A	352		83		13
Total	5,387	6.8	1,269	8.7	145	18.6
Rated CRR/PD9 to 10
Not collateralised	8,062	49.7	2,847	29.1	865	66.0
Fully collateralised	2,003	18.1	585	7.9	388	11.6
LTV ratio:
– less than 50%	644	24.2	151	8.6	84	6.0
– 51% to 75%	538	18.8	182	12.6	139	5.0
– 76% to 90%	327	15.0	211	1.9	83	34.9
– 91% to 100%	494	11.3	41	14.6	82	4.9
Partially collateralised (B):	2,851	35.6	553	23.1	592	26.4
– collateral value on B	1,623		337		322
Total	12,916	41.7	3,985	25.2	1,845	41.8
At 31 Dec 2020	18,303	31.4	5,254	21.2	1,990	40.2

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	377,454	—	168,737	—	98,020	—
LTV ratio:
– less than 50%	190,370	—	81,582	—	61,234	—
– 51% to 60%	64,217	—	28,555	—	12,070	—
– 61% to 70%	51,842	—	25,949	—	4,649	—
– 71% to 80%	46,932	0.1	24,114	—	8,360	—
– 81% to 90%	18,778	0.1	7,899	—	8,420	—
– 91% to 100%	5,315	0.1	638	—	3,287	—
Partially collateralised (A):	682	0.3	358	—	30	—
LTV ratio:
– 101% to 110%	254	0.6	104	—	26	—
– 111% to 120%	98	0.4	60	—	1	—
– greater than 120%	330	0.1	194	—	3	—
– collateral value on A	484		235		28
Total	378,136	—	169,095	—	98,050	—
Stage 2
Fully collateralised	7,710	1.7	2,738	2.1	1,166	—
LTV ratio:
– less than 50%	4,380	1.5	1,846	1.6	905	—
– 51% to 60%	1,317	1.4	397	2.4	106	—
– 61% to 70%	1,016	1.6	282	3.0	34	—
– 71% to 80%	725	2.3	175	4.7	50	—
– 81% to 90%	208	4.3	32	5.6	58	—
– 91% to 100%	64	4.1	6	1.9	13	—
Partially collateralised (B):	24	13.6	3	7.7	—	—
LTV ratio:
– 101% to 110%	7	18.6	1	1.0	—	—
– 111% to 120%	8	16.6	—	—	—	—
– greater than 120%	9	6.7	2	11.1	—	—
– collateral value on B	20		2		—
Total	7,734	1.7	2,741	2.1	1,166	—
Stage 3
Fully collateralised	2,853	11.5	954	14.2	68	0.3
LTV ratio:
– less than 50%	1,490	9.2	635	13.0	48	0.5
– 51% to 60%	443	8.6	129	14.0	10	0.1
– 61% to 70%	371	10.9	79	16.2	2	0.1
– 71% to 80%	256	15.4	67	19.1	3	—
– 81% to 90%	171	20.4	21	25.2	4	—
– 91% to 100%	122	32.2	23	18.6	1	—
Partially collateralised (C):	220	39.6	7	30.8	—	—
LTV ratio:
– 101% to 110%	56	27.5	4	22.3	—	—
– 111% to 120%	29	29.2	—	—	—	—
– greater than 120%	135	46.9	3	45.5	—	—
– collateral value on C	143		6		—
Total	3,073	13.5	961	14.4	68	0.3
At 31 Dec 2021	388,943	0.2	172,797	0.1	99,284	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	354,102	—	159,562	—	90,733	—
LTV ratio:
– less than 50%	174,370	—	76,535	—	54,866	—
– 51% to 60%	60,180	—	23,967	—	14,253	—
– 61% to 70%	48,159	—	23,381	—	6,042	—
– 71% to 80%	40,395	0.1	20,846	—	4,288	—
– 81% to 90%	23,339	0.1	12,936	—	6,837	—
– 91% to 100%	7,659	0.1	1,897	0.1	4,447	—
Partially collateralised (A):	973	0.4	289	—	336	—
LTV ratio:
– 101% to 110%	592	0.4	84	—	334	—
– 111% to 120%	101	0.5	45	—	—	—
– greater than 120%	280	0.3	160	—	2	—
– collateral value on A	847		212		328
Total	355,075	—	159,851	—	91,069	—
Stage 2
Fully collateralised	12,252	1.5	4,229	1.4	1,802	—
LTV ratio:
– less than 50%	6,694	1.1	2,442	1.2	1,256	—
– 51% to 60%	2,223	1.1	730	1.3	253	—
– 61% to 70%	1,779	1.6	606	1.3	83	—
– 71% to 80%	987	2.8	244	2.9	111	—
– 81% to 90%	400	4.9	139	3.6	60	—
– 91% to 100%	169	5.7	68	3.3	39	—
Partially collateralised (B):	53	13.6	4	3.3	9	—
LTV ratio:
– 101% to 110%	28	11.9	3	1.5	9	—
– 111% to 120%	9	16.8	—	—	—	—
– greater than 120%	16	14.8	1	8.5	—	—
– collateral value on B	47		4		9
Total	12,305	1.5	4,233	1.4	1,811	—
Stage 3
Fully collateralised	3,083	9.8	1,050	12.3	63	—
LTV ratio:
– less than 50%	1,472	8.0	676	10.9	53	—
– 51% to 60%	505	8.7	144	15.1	6	—
– 61% to 70%	435	9.2	112	12.9	—	—
– 71% to 80%	378	11.5	81	13.7	2	—
– 81% to 90%	195	17.3	28	22.4	2	—
– 91% to 100%	98	24.3	9	17.8	—	—
Partially collateralised (C):	328	42.7	17	22.9	—	—
LTV ratio:
– 101% to 110%	75	30.4	9	16.7	—	—
– 111% to 120%	56	38.8	5	17.6	—	—
– greater than 120%	197	48.5	3	50.3	—	—
– collateral value on C	228		10		1
Total	3,411	13.0	1,067	12.5	63	—
At 31 Dec 2020	370,791	0.2	165,151	0.1	92,943	—

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
(Audited)
	With DPF	Unit-linked	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	88,969	8,881	19,856	9,951	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,669	8,605	3,581	1,827	44,682
– derivatives	129	1	15	2	147
– financial investments at amortised cost	42,001	61	14,622	4,909	61,593
– financial investments at fair value through other comprehensive income	10,858	—	459	1,951	13,268
– other financial assets[3]	5,312	214	1,179	1,262	7,967
Reinsurance assets	2,180	72	1,666	3	3,921
PVIF[4]	—	—	—	9,453	9,453
Other assets and investment properties	2,558	1	206	820	3,585
Total assets	93,707	8,954	21,728	20,227	144,616
Liabilities under investment contracts designated at fair value	—	2,297	3,641	—	5,938
Liabilities under insurance contracts	89,492	6,558	16,757	—	112,807
Deferred tax[5]	179	9	24	1,418	1,630
Other liabilities	—	—	—	7,269	7,269
Total liabilities	89,671	8,864	20,422	8,687	127,644
Total equity	—	—	—	16,972	16,972
Total liabilities and equity at 31 Dec 2021	89,671	8,864	20,422	25,659	144,616

Financial assets	84,478	8,802	18,932	8,915	121,127
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,002	8,558	3,508	1,485	39,553
– derivatives	262	3	13	3	281
– financial investments at amortised cost	39,891	30	13,984	4,521	58,426
– financial investments at fair value through other comprehensive income	12,531	—	459	1,931	14,921
– other financial assets[3]	5,792	211	968	975	7,946
Reinsurance assets	2,256	65	1,447	2	3,770
PVIF[4]	—	—	—	9,435	9,435
Other assets and investment properties	2,628	1	227	721	3,577
Total assets	89,362	8,868	20,606	19,073	137,909
Liabilities under investment contracts designated at fair value	—	2,285	4,100	—	6,385
Liabilities under insurance contracts	84,931	6,503	15,827	—	107,261
Deferred tax[5]	145	5	25	1,400	1,575
Other liabilities	—	—	—	7,244	7,244
Total liabilities	85,076	8,793	19,952	8,644	122,465
Total equity	—	—	—	15,444	15,444
Total liabilities and equity at 31 Dec 2020	85,076	8,793	19,952	24,088	137,909
1Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
2‘Other contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1,2]
(Audited)
	Europe	Asia	Latin America	Total
	$m	$m	$m	$m
Financial assets	34,264	92,535	858	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,030	25,248	404	44,682
– derivatives	65	82	—	147
– financial investments – at amortised cost	1,161	60,389	43	61,593
– financial investments – at fair value through other comprehensive income	12,073	817	378	13,268
– other financial assets[3]	1,935	5,999	33	7,967
Reinsurance assets	213	3,703	5	3,921
PVIF[4]	1,098	8,177	178	9,453
Other assets and investment properties	1,091	2,431	63	3,585
Total assets	36,666	106,846	1,104	144,616
Liabilities under investment contracts designated at fair value	1,396	4,542	—	5,938
Liabilities under insurance contracts	30,131	81,840	836	112,807
Deferred tax[5]	250	1,357	23	1,630
Other liabilities	2,711	4,523	35	7,269
Total liabilities	34,488	92,262	894	127,644
Total equity	2,178	14,584	210	16,972
Total liabilities and equity at 31 Dec 2021	36,666	106,846	1,104	144,616

Financial assets	34,768	85,259	1,100	121,127
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,184	22,099	270	39,553
– derivatives	107	174	—	281
– financial investments – at amortised cost	531	57,420	475	58,426
– financial investments – at fair value through other comprehensive income	13,894	706	321	14,921
– other financial assets[3]	3,052	4,860	34	7,946
Reinsurance assets	245	3,521	4	3,770
PVIF[4]	884	8,390	161	9,435
Other assets and investment properties	1,189	2,332	56	3,577
Total assets	37,086	99,502	1,321	137,909
Liabilities under investment contracts designated at fair value	1,288	5,097	—	6,385
Liabilities under insurance contracts	31,153	74,994	1,114	107,261
Deferred tax[5]	204	1,348	23	1,575
Other liabilities	2,426	4,800	18	7,244
Total liabilities	35,071	86,239	1,155	122,465
Total equity	2,015	13,263	166	15,444
Total liabilities and equity at 31 Dec 2020	37,086	99,502	1,321	137,909
1HSBC has no insurance manufacturing subsidiaries in the Middle East and North Africa or North America.
2Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of financial return guarantees

Financial return guarantees
(Audited)
	2021			2020
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	$m	%	%	$m
Capital	0.0	0.7–3.2	220	0.0	0.7–3.2	277
Nominal annual return	0.1–1.9	2.3–3.6	423	0.1–1.9	2.3–3.6	515
Nominal annual return	2.0-3.9	2.0–4.5	183	2.0–3.9	2.0–4.5	180
Nominal annual return	4.0–5.0	2.0–4.2	112	4.0–5.0	2.0–4.2	133
At 31 Dec			938			1,105

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1–5 years	5–15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,346	2,605	3,159	2,293	9,403
With DPF and Other contracts	8,803	31,334	51,891	94,168	186,196
At 31 Dec 2021	10,149	33,939	55,050	96,461	195,599

Unit-linked	1,407	3,097	2,976	2,099	9,579
With DPF and Other contracts	8,427	30,156	51,383	75,839	165,805
At 31 Dec 2020	9,834	33,253	54,359	77,938	175,384

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2021		2020
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(2)	(142)	(67)	(188)
-100 basis point parallel shift in yield curves	(154)	(9)	(68)	58
10% increase in equity prices	369	369	332	332
10% decrease in equity prices	(377)	(377)	(338)	(338)
10% increase in US dollar exchange rate compared with all currencies	80	80	84	84
10% decrease in US dollar exchange rate compared with all currencies	(80)	(80)	(84)	(84)

Sensitivity analysis
(Audited)
	2021	2020
	$m	$m
Effect on profit after tax and total equity at 31 Dec
Effect on profit after tax and total equity at 10% increase in mortality and/or morbidity rates	(112)	(93)
Effect on profit after tax and total equity at 10% decrease in mortality and/or morbidity rates	115	98
Effect on profit after tax and total equity at 10% increase in lapse rates	(115)	(111)
Effect on profit after tax and total equity at 10% decrease in lapse rates	129	128
Effect on profit after tax and total equity at 10% increase in expense rates	(108)	(117)
Effect on profit after tax and total equity at 10% decrease in expense rates	107	115

Disclosure of funding sources and uses

Funding sources
(Audited)
	2021	2020
	$m	$m
Customer accounts	1,710,574	1,642,780
Deposits by banks	101,152	82,080
Repurchase agreements – non-trading	126,670	111,901
Debt securities in issue	78,557	95,492
Cash collateral, margin and settlement accounts	65,452	78,565
Liabilities of disposal groups held for sale	9,005	—
Subordinated liabilities	20,487	21,951
Financial liabilities designated at fair value	145,502	157,439
Liabilities under insurance contracts	112,745	107,191
Trading liabilities	84,904	75,266
– repos	11,004	11,728
– stock lending	2,332	4,597
– other trading liabilities	71,568	58,941
Total equity	206,777	204,995
Other balance sheet liabilities	296,114	406,504
At 31 Dec	2,957,939	2,984,164

Funding uses
(Audited)
	2021	2020
	$m	$m
Loans and advances to customers	1,045,814	1,037,987
Loans and advances to banks	83,136	81,616
Reverse repurchase agreements – non-trading	241,648	230,628
Cash collateral, margin and settlement accounts	59,884	76,859
Assets held for sale	3,411	299
Trading assets	248,842	231,990
– reverse repos	14,994	13,990
– stock borrowing	8,082	8,286
– other trading assets	225,766	209,714
Financial investments	446,274	490,693
Cash and balances with central banks	403,018	304,481
Other balance sheet assets	425,912	529,611
At 31 Dec	2,957,939	2,984,164

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2021	2020
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	23,513	23,219
	– ordinary shares	23,513	23,219
2	Retained earnings[1]	121,059	126,314
3	Accumulated other comprehensive income (and other reserves)	8,273	9,768
5	Minority interests (amount allowed in consolidated CET1)	4,186	4,079
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	5,887	(252)
6	Common equity tier 1 capital before regulatory adjustments[1]	162,918	163,128
28	Total regulatory adjustments to common equity tier 1[1]	(30,353)	(27,078)
29	Common equity tier 1 capital	132,565	136,050
36	Additional tier 1 capital before regulatory adjustments	23,787	24,183
43	Total regulatory adjustments to additional tier 1 capital	(60)	(60)
44	Additional tier 1 capital	23,727	24,123
45	Tier 1 capital	156,292	160,173
51	Tier 2 capital before regulatory adjustments	23,018	25,722
57	Total regulatory adjustments to tier 2 capital	(1,524)	(1,472)
58	Tier 2 capital	21,494	24,250
59	Total capital	177,786	184,423
*    The references identify the lines prescribed in the European Banking Authority (‘EBA’) template, which are applicable and where there is a value.
1The figures for 31 December 2020 have been restated to reflect the reclassification of the IFRS 9 transitional adjustment from retained earnings (within row 6) to ‘Total regulatory adjustments to common equity tier 1’ (row 28).
Throughout 2021, we complied with the PRA’s regulatory capital adequacy requirements, including those relating to stress testing.
Regulatory and other developments
During 2022, we expect our CET1 ratio to be affected by regulatory developments including:
• the change in the treatment of software assets;
• the implementation of the standardised approach for counterparty credit risk calculation, which came into effect on 1 January 2022;
•measures to improve the comparability of internal ratings-based (‘IRB’) models, including the introduction of a minimum risk weight for performing mortgage portfolios in the UK; and
•the expiry of transitional provisions in relation to the UK’s withdrawal from the EU.Based on our capital position at 31 December 2021, we would expect that the proposed classification of our retail banking operations in France as being held for sale would reduce our CET1 ratio by around 30bps. Separately, our recent strategic actions are likely to lead to a fall in our CET1 ratio of around 15bps, of which we expect approximately half will occur in the first quarter of 2022. These actions include the acquisitions of AXA Singapore, L&T Investment Management and HSBC Life China, and the exit of mass market retail banking in the US
Disclosure of value at risk (VaR)
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2021	9.1	25.9	15.4	24.8	(36.5)	38.8
Average	12.9	33.8	16.7	19.2	(45.5)	37.1
Maximum	31.8	51.7	24.3	29.4		53.8
Minimum	6.7	18.5	12.1	12.2		27.7

Balance at 31 Dec 2020	13.7	20.3	21.5	24.3	(36.4)	43.4
Average	11.0	26.6	27.3	21.6	(38.3)	48.1
Maximum	25.7	43.5	42.0	44.1		69.3
Minimum	5.6	19.1	13.6	12.6		33.6
1    Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3    The total VaR is non-additive across risk types due to diversification effects.
The Group non-trading VaR for 2021 is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2021	216.4	70.3	(66.3)	220.4
Average	200.7	76.9	(40.3)	237.3
Maximum	248.7	99.3	—	298.8
Minimum	163.3	64.7	—	193.5

Balance at 31 Dec 2020	166.6	87.0	(5.7)	247.8
Average	150.2	82.5	(42.0)	190.7
Maximum	196.4	133.4	—	274.6
Minimum	59.0	44.2	—	79.7
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2    The total VaR is non-additive across risk types due to diversification effects.